SHARE CAPITAL	12 Months Ended
Dec. 31, 2024
Share Capital, Reserves And Other Equity Interest [Abstract]
SHARE CAPITAL	SHARE CAPITAL
Pembina is authorized to issue an unlimited number of common shares, without par value, 254,850,850 Class A preferred shares, issuable in series and an unlimited number of Class B preferred shares. The holders of the common shares are entitled to receive notice of, attend and vote at any meeting of the shareholders of Pembina, receive dividends declared and share in the remaining property of Pembina upon distribution of the assets of Pembina among its shareholders for the purpose of winding-up its affairs.
Common Share Capital

($ millions, except as noted)	Number of Common Shares (millions)	Common Share Capital
Balance at December 31, 2022	550	15,793
Share-based payment transactions(1)	—	6
Repurchased	(1)	(34)
Balance at December 31, 2023	549	15,765
Issued in connection with subscription receipts conversion, net of issue costs	30	1,230
Share-based payment transactions(1)	2	13
Balance at December 31, 2024	581	17,008
Share Repurchase Program
On May 13, 2024, the Toronto Stock Exchange ("TSX") accepted the renewal of Pembina's normal course issuer bid (the "NCIB") that allowed the Company to repurchase, at its discretion, up to five percent of the Company's outstanding common shares (representing approximately 29 million common shares) through the facilities of the TSX, the New York Stock Exchange and/or alternative Canadian trading systems or as otherwise permitted by applicable securities law, subject to certain restrictions on the number of common shares that may be purchased on a single day. The NCIB commenced on May 16, 2024 and will expire on the earlier of May 15, 2025 and the date on which Pembina has acquired the maximum number of common shares allowable under the NCIB or the date on which Pembina otherwise decides not to make any further repurchases under the NCIB. No common shares were purchased by Pembina during the year ended December 31, 2024. During the year ended December 31, 2023, 1 million common shares were repurchased and cancelled at an average price of $41.76 per share, for a total cost of $50 million.
Subscription Receipts
In connection with the Acquisition, on December 19, 2023, Pembina closed its offering of 29.9 million subscription receipts (including 3.9 million subscription receipts issued pursuant to the exercise in full by the underwriters for the offering of the over-allotment option granted to them by Pembina) at a price of $42.85 per subscription receipt for total gross proceeds of $1.3 billion (the "Subscription Receipt Offering").
Pursuant to the terms of the subscription receipts, on March 28, 2024, a payment of $0.6675 per subscription receipt (a "Dividend Equivalent Payment") was made to the holders of subscription receipts of record as of March 15, 2024. The amount of the Dividend Equivalent Payment was equivalent to the dividend paid per common share on the same date to the holders of common shares.
After accounting for the Dividend Equivalent Payment, the underwriter fees, other expenses, and interest income related to the Subscription Receipt Offering, net proceeds were $1.2 billion. The net proceeds of the Subscription Receipt Offering were received by Pembina on March 27, 2024 and were used to fund a portion of the purchase price of the Acquisition which closed on April 1, 2024. Concurrent with the closing of the Acquisition, each holder of subscription receipts received, automatically and without additional consideration or further action on the part of the holder, one common share of the Company.
Preferred Share Capital

($ millions, except as noted)	Number of Preferred Shares (millions)	Preferred Share Capital
Balance at December 31, 2022	93	2,208
Part VI.1 tax	—	(9)
Balance at December 31, 2023	93	2,199
Class A, Series 22 Preferred shares reclassification	—	(26)
Part VI.1 tax	—	(9)
Balance at December 31, 2024	93	2,164
On February 15, 2024, Pembina announced that none of the six million Cumulative Redeemable Rate Reset Class A Preferred Shares, Series 3 ("Series 3 Class A Preferred Shares") outstanding were converted into Cumulative Redeemable Floating Rate Class A Preferred Shares, Series 4. The annual dividend rate for the Series 3 Class A Preferred Shares for the five-year period from and including March 1, 2024 to, but excluding, March 1, 2029 will be 6.019 percent.
On March 18, 2024, Pembina announced that none of the six million Cumulative Redeemable Rate Reset Class A Preferred Shares, Series 17 ("Series 17 Class A Preferred Shares") outstanding were converted into Cumulative Redeemable Floating Rate Class A Preferred Shares, Series 18. The annual dividend rate for the Series 17 Class A Preferred Shares for the five-year period from and including March 31, 2024 to, but excluding, March 31, 2029 will be 6.605 percent.
On May 17, 2024, Pembina announced that none of the ten million Cumulative Redeemable Rate Reset Class A Preferred Shares, Series 5 ("Series 5 Class A Preferred Shares") outstanding were converted into Cumulative Redeemable Floating Rate Class A Preferred Shares, Series 6. The annual dividend rate for the Series 5 Class A Preferred Shares for the five-year period from and including June 1, 2024 to, but excluding, June 1, 2029 will be 6.814 percent.
On November 18, 2024, Pembina announced that none of the ten million Cumulative Redeemable Rate Reset Class A Preferred Shares, Series 7 ("Series 7 Class A Preferred Shares") outstanding were converted into Cumulative Redeemable Floating Rate Class A Preferred Shares, Series 8. The annual dividend rate for the Series 7 Class A Preferred Shares for the five-year period from and including December 1, 2024 to, but excluding, December 1, 2029 will be 5.953 percent.
On December 9, 2024, Pembina announced its intention to redeem its issued and outstanding Cumulative Redeemable Floating Rate Class A Preferred Shares, Series 22 ("Series 22 Class A Preferred Shares") for a redemption price equal to $25.50 per Series 22 Class A Preferred Share. Subsequent to the end of the year, on January 8, 2025, Pembina redeemed all of the approximately one million issued and outstanding Series 22 Class A Preferred Shares. Accordingly, Pembina recognized a financial liability of approximately $26 million for the total redemption price of the Series 22 Class A Preferred Shares.
Dividends
The following dividends were declared and paid by Pembina:

For the years ended December 31
($ millions)	2024	2023
Common shares
$2.74 per common share (2023: $2.66)	1,569	1,459
Class A preferred shares
$1.63 per Series 1 Class A Preferred Share (2023: $1.23)	16	12
$1.41 per Series 3 Class A Preferred Share (2023: $1.12)	8	7
$1.42 per Series 5 Class A Preferred Share (2023: $1.14)	14	11
$1.10 per Series 7 Class A Preferred Share (2023: $1.10)	11	11
$1.08 per Series 9 Class A Preferred Share (2023: $1.08)	10	10
$1.54 per Series 15 Class A Preferred Share (2023: $1.54)	12	12
$1.54 per Series 17 Class A Preferred Share (2023: $1.21)	9	7
$1.17 per Series 19 Class A Preferred Share (2023: $1.17)	9	9
$1.58 per Series 21 Class A Preferred Share (2023: $1.49)	24	23
$2.04 per Series 22 Class A Preferred Share (2023: $1.49)	3	2
$1.62 per Series 25 Class A Preferred Share (2023: $1.54)	16	16
	132	120
On February 27, 2025, Pembina announced that its Board of Directors had declared a common share cash dividend for the first quarter of 2025 of $0.69 per share to be paid on March 27, 2025, to shareholders of record on March 17, 2025.
Pembina's Board of Directors also declared quarterly dividends for Pembina's Class A preferred shares on January 8, 2025 as outlined in the following table:

Series	Record Date	Payable Date	Per Share Amount	Dividend Amount ($ millions)
Series 1	February 3, 2025	March 3, 2025	$0.407813	4
Series 3	February 3, 2025	March 3, 2025	$0.376188	2
Series 5	February 3, 2025	March 3, 2025	$0.425875	4
Series 7	February 3, 2025	March 3, 2025	$0.372063	4
Series 9	February 3, 2025	March 3, 2025	$0.268875	2
Series 15	March 17, 2025	March 31, 2025	$0.385250	3
Series 17	March 17, 2025	March 31, 2025	$0.412813	2
Series 19	March 17, 2025	March 31, 2025	$0.292750	2
Series 21	February 3, 2025	March 3, 2025	$0.393875	6
Series 25	January 31, 2025	February 17, 2025	$0.405063	4